Financial Instruments - Summary of Detailed Information about Maturity Analysis of Obligation under Leases (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Less than 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 1,154,737	$ 35,216	$ 1,227,705
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	146,133,980	4,456,663	106,829,736
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	2,676,514	81,626	2,867,502
5 to 10 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,964,781	59,920	2,157,503
10 to 15 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	951,983	29,033	891,614
15 to 20 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	917,034	27,967	864,881
More than 20 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 1,738,240	$ 53,011	$ 1,591,097